Income taxes (Tables)	9 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the nine months ended September 30, 2022 and September 30, 2021, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Provision for income taxes	$21,012	$(3,563)	$48,552	$26,718